INCOME TAX	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 19 — INCOME TAX

Enterprise income tax

Cayman Islands

The Company is incorporated under the laws of the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands and is not subject to Cayman Islands income tax.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company incorporated in the British Virgin Islands is not subject to tax on income or capital gain. Additionally, the British Virgin Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Currently, Hong Kong adopts a two-tier profits tax rate regime (the “Regime”) that the applicable profits tax rate for the first HK$2 million of assessable profits is 8.25% and for the remainder of assessable profits is 16.5%. The Regime is applicable to years of assessment beginning on or after 1 April 2018. Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Company in Hong Kong are subject to the Regime. Dividend incomes received from PRC subsidiaries are not subject to Hong Kong profit tax. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

The PRC

The Company’s subsidiaries that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the new PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”) effective from January 1, 2008. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries are subject to a CIT statutory rate of 25%.

Under the PRC Income Tax Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15% provided it continues to meet HNTE qualification standards on an annual basis. Jixi Company qualifies as an HNTE and is entitled for a preferential tax rate of 15% from 2022 to 2024.

The United States

The United States Graphex Technologies, LLC is incorporated in the US and is subject to corporate income tax at 21%.

Uncertain tax positions

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2021 and 2022, the Company did not have any significant unrecognized uncertain tax positions.

The Company did not incur any interest or penalty related to potential underpaid income tax expenses for the years ended December 31, 2020, 2021 and 2022, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2022.

The loss before tax comprise:

	For the year ended December 31,
	2020	2021	2022	2022
	HK$’000	HK$’000	HK$’000	US$’000
Cayman	(64,895)	(96,977)	(73,634)	(9,441)
Hong Kong	(7,113)	(7,421)	(9,583)	(1,229)
Mainland China	(25,872)	(20,610)	(13,348)	(1,711)
Others	(10,522)	(173)	(5,194)	(667)
Loss before tax	(108,402)	(125,181)	(101,759)	(13,048)

The income tax expenses comprise:

	For the year ended December 31,
	2020	2021	2022	2022
	HK$’000	HK$’000	HK$’000	US$’000
Current income tax expense	9,164	7,993	6,506	834
Deferred income tax benefit	(16,945)	(7,673)	(9,787)	(1,255)
Income tax (benefit) expense	(7,781)	320	(3,281)	(421)

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT for the years ended December 31, 2020, 2021 and 2022 is as follows:

	For the year ended December 31,
	2020	2021	2022
Income tax computed at HK statutory tax rate	16.5%	16.5%	16.5%
Effect of tax-preferential entries	(8.7)%	(11)%	(12.8)%
Additional R&D deduction	(3.5)%	(2.3)%	2.8%
Change in valuation allowance	(2.5)%	(3.6)%	(5.6)%
Tax loss utilized or expired	-	-	0.4%
Non-taxable income	-	-	4.5%
Non-deductible expense	5.2%	-	(2.6)%
Effective tax rate	7.0%	(0.4)%	3.2%

The movements in deferred tax assets and deferred tax liabilities during the year are as follows:

Deferred tax assets

	Accumulated losses carry forward	Allowance of doubtful accounts	Total	Total
	HK$’000	HK$’000	HK$’000	US$’000
As of January 1, 2021	913	2,438	3,351	430
Credit to the statement of operations	(37)	793	756	97
Effect of net operating loss	6,162	-	6,162	790
Less: valuation allowance	(6,162)	-	(6,162)	(790)
Reallocation	(876)	-	(876)	(112)
Exchange difference	-	85	85	10
As of December 31, 2021 and January 1, 2022	-	3,316	3,316	425
Credit to the statement of operations	-	1,942	1,942	249
Effect of net operating loss	11,961	-	11,961	1,533
Less: valuation allowance	(11,961)	-	(11,961)	(1,533)
Exchange difference	-	(355)	(355)	(45)
As of December 31, 2022	-	4,903	4,903	629

The following table summarizes the changes in valuation allowance:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Beginning balance	6,159	6,162	790
Addition	3	5,799	743
Ending balance	6,162	11,961	1,533

The realization of net operating loss is uncertain at this time, a valuation allowance in the same amount has been established. Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

As of December 31, 2020, 2021 and 2022, HK$3,351,000, HK$3,316,000 and HK$4,903,000 (approximately US$629,000) deferred tax assets have been recognized, respectively. The Group considers future taxable income, including the impacts of reversing taxable temporary differences and future forecasted income when evaluating whether deferred tax assets are more likely than not to be realized prior to expiration.

Deferred tax liabilities

	Recognition of intangible assets arising from business combination	Effect of withholding tax on the distributable profits of The Group’s PRC subsidiaries	Total	Total
	HK$’000	HK$’000	HK$’000	US$’000
As of January 1, 2021	94,390	1,307	95,697	12,269
Credit to the statement of operations	(6,917)	-	(6,917)	(887)
Reallocation	(876)	-	(876)	(112)
Exchange difference	2,201	-	2,201	282
As of December 31, 2021 and January 1, 2022	88,798	1,307	90,105	11,552
Credit to the statement of operations	(7,845)	-	(7,845)	(1,006)
Exchange difference	(7,226)	-	(7,226)	(926)
As of December 31, 2022	73,727	1,307	75,034	9,620

Pursuant to the PRC Corporate Income Tax Law, a 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in Mainland China. The requirement is effective from January 1, 2008 and applies to earnings after December 31, 2007. A lower withholding tax rate may be applied if there is a tax treaty between Mainland China and the jurisdiction of the foreign investors. The Group is liable for withholding taxes of 5% on dividends distributed by those subsidiaries established in Mainland China in respect of earnings generated from January 1, 2008.

There are no income tax consequences attaching to the payment of dividends by the Company to its shareholders.

As of December 31, 2021 and 2022, the Group has tax losses arising in Mainland China of RMB14,422,000 (HK$17,639,000) and RMB36,980,000 (HK$41,397,000) that will expire in one to five years for offsetting against future taxable profits.

As of December 31, 2021 and 2022, the Group has tax losses arising in Hong Kong of HK$40,377,000 and HK$37,796,000 (approximately US$4,846,000), respectively, for offsetting against future taxable profits indefinitely.

The realization of net operating loss carryforward is uncertain at this time, a valuation allowance in the same amount has been established. Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.